STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2015
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS’ EQUITY

Authorized shares

On September 25, 2015, the Company filed a Certificate of Amendment to its Articles of Incorporation with the State of Nevada to increase the number of authorized shares of common stock from 1,000,000,000 shares to 5,000,000,000 shares.

Sales of Common Stock for Cash

During the nine months ended September 30, 2015, the Company issued 1,000,000 shares of common stock to individuals at a price of $0.05 per share for total cash proceeds of $50,000.

Aladdin

On November 25, 2014, we entered into an Equity Purchase Agreement and a Registration Rights Agreement with Aladdin Trading, LLC (“Aladdin”) in order to establish an additional source of funding. Under the Investment Agreement, Aladdin agreed to provide us with up to $5,000,000 of funding upon effectiveness of a registration statement. Following effectiveness of the registration statement, we can deliver puts to Aladdin under the Equity Purchase Agreement under which Aladdin will be obligated to purchase shares of our common stock based on the investment amount specified in each put notice, which investment amount may be any amount up to $5,000,000 less the investment amount received by us from all prior puts, if any. Puts may be delivered by us to Aladdin until the earlier of December 31, 2015 or the date on which Aladdin has purchased an aggregate of $5,000,000 of put shares. The number of shares of our common stock that Aladdin will purchase pursuant to each put notice (“Put Shares”) will be determined by dividing the investment amount specified in the put by the purchase price. The purchase price per share of common stock will be set at 50% of the Market Price for our common stock with Market Price being defined as the volume weighted average trading price for our common stock during the three consecutive trading days immediately following the date of our put notice to Aladdin (the “Pricing Period”). There is no minimum amount that we can put to Aladdin at any one time although the amount may be limited to the amount of securities that can be registered at any given time. On the put notice date, we are required to deliver put shares (“Estimated Put Shares”) to Aladdin in an amount determined by dividing the closing price on the trading day immediately preceding the put notice date multiplied by 50% and Aladdin is required to simultaneously deliver to us the investment amount indicated on the put notice. At the end of the Pricing Period, when the purchase price is established and the number of Put Shares for a particular put is determined, Aladdin must return to us any excess Put Shares provided as Estimated Put Shares or alternatively we must deliver to Aladdin any additional Put Shares required to cover the shortfall between the amount of Estimated Put Shares and the amount of Put Shares. At the end of the pricing period we must also return to Aladdin any excess related to the investment amount previously delivered to us. Pursuant to the Equity Purchase Agreement, Aladdin and its affiliates will not be issued shares of our common stock that would result in Aladdin’s beneficial ownership equaling more than 9.99% of our outstanding common stock. Pursuant to the Registration Rights Agreement, we will be registering 20,000,000 shares of our common stock for issuance to and sale by Aladdin pursuant to the Equity Purchase Agreement. Unless the price of our common stock increases substantially, we will not have access to the full commitment amount under the Equity Purchase Agreement.

On February 2, 2015, we delivered a put notice to Aladdin for $75,000. This resulted in our issuance of 1,153,847 shares to Aladdin. On February 20, 2015, we delivered a second put notice to Aladdin for $100,000. This resulted in our issuance of 1,538,462 shares to Aladdin, of which 198,877 shares were required to be returned to us for cancellation resulting in a net issuance of 1,339,585 shares to Aladdin as the 1,538,462 share issuance represented an estimate as to the number of shares covered by the put. As of March 31, 2015, Aladdin owed us $25,000 from the second put, of which $20,000 was received in May 2015. On March 10, 2015, we delivered a third put notice to Aladdin for $100,000. This resulted in our issuance of 2,352,942 shares to Aladdin. Based upon the price of our common stock for the third put valuation period we were required to issue an additional 58,322 shares to Aladdin resulting in a total issuance of 2,411,265 shares pursuant to the third put. We have deducted 58,322 shares from the share amount required to be returned to us from the second put and are now entitled to the return of 140,554 shares from the second put share issuance. Aladdin owes us $100,000 from the third put.

During the six months ended June 30, 2015, the Company received $258,000 from Aladdin for the issuance of common stock (as described above).

On August 25, 2015, we terminated our November 25, 2014 Equity Purchase Agreement (“EP Agreement”) with Aladdin Trading, LLC (“Aladdin”).

Common Stock issued for debt conversion during the period ended September 30, 2015

Note Holder	Conversion Price ($)	Number of shares issued	Amount ($)
Carebourn Capital #1	0.001615	7,250,725	11,710
Carebourn Capital #2	0.000950	12,686,153	12,052
Carebourn Capital #3	0.000630	16,947,062	10,677
Carebourn Capital #4	0.000630	15,677,468	9,877
Carebourn Capital #5	0.000615	2,349,268	1,445
Carebourn Partners #1	0.000760	14,441,883	10,976
Carebourn Partners #2	0.000715	15,330,835	10,962
Carebourn Partners #3	0.000715	4,283,398	3,063
Carebourn Partners #4*	0.000615	19,895,732	12,236
Carebourn Partners #5	0.000615	19,895,739	12,236
Carebourn Partners #6	0.000615	21,241,737	13,064
Carebourn Partners #7*	0.000615	24,172,277	14,838
Carebourn Partners #8*	0.000650	25,356,718	16,482
Carebourn Partners #9*	0.000660	19,915,848	13,144
Crown Bridge Partners #1	0.041600	240,384	10,000
Crown Bridge Partners #2	0.031200	400,641	12500
Crown Bridge Partners #3	0.026000	528,846	13750
Crown Bridge Partners #4	0.008800	795,454	7,000
Crown Bridge Partners #5	0.002200	3,068,181	6,750
FireRock Global #1	0.009417	3,185,897	30,000
FireRock Global #2	0.006933	3,605,786	25,000
FireRock Global #3	0.005217	3,833,914	20,000
FireRock Global #4	0.003685	4,070,556	15,000
FireRock Global #5	0.002850	4,561,403	13,000
FireRock Global #6	0.002550	4,430,196	11,297
FireRock Global #7	0.002583	5,032,322	13,000
FireRock Global #8	0.002300	7,173,913	16,500
FireRock Global #9	0.002000	7,500,000	15,000
FireRock Global #10	0.001883	9,292,199	17,500
FireRock Global #11	0.001600	10,000,000	16,000
FireRock Global #12	0.001400	10,357,142	14,500
JMJ Financial #1	0.036000	200,000	7,200
JMJ Financial #2	0.009630	1,000,000	9,630
JMJ Financial #3	0.002340	4,500,000	10,530
JMJ Financial #4	0.001920	3,700,000	7,104

LG Capital #1	0.037200	419,310	15,598
LG Capital #2	0.010540	1,486,470	15667.4
LG Capital #3	0.002852	5,510,767	15,717
LG Capital #4	0.001178	9,814,728	11,562
LG Capital #5	0.000868	13,369,988	11,605
LG Capital #6	0.000806	14,419,392	11,622
LG Capital #7	0.000806	13,133,014	10,585
LG Capital #8	0.000806	14,467,245	11,661
LG Capital #9	0.000806	14,494,168	11,682
RDW Capital (Redwood) #1	0.007500	3,545,000	26,588
RDW Capital (Redwood) #2	0.002520	4,000,000	10,080
RDW Capital (Redwood) #3	0.002280	5,300,000	12,084
RDW Capital (Redwood) #4	0.002280	5,600,000	12,768
RDW Capital (Redwood) #5	0.001980	5,960,000	11,801
RDW Capital (Redwood) #6	0.001380	9,500,000	13,110
RDW Capital (Redwood) #7	0.001200	10,000,000	12,000
RDW Capital (Redwood) #8	0.001100	1,427,000	1,570
Rider Capital #1	0.021001	1,111,111	23,334
Rider Capital #2	0.017500	1,523,771	26,666
SBI (Sea Otter) #1	0.009950	3,381,271	33,644
SBI (Sea Otter) #2	0.001700	7,383,902	12,553
SBI (Sea Otter) #3	0.001000	11,903,343	11,903
SBI (Sea Otter) #4	0.001000	6,294,583	6,295
SBI (Sea Otter) #5	0.001000	21,103,453	21,103
Tangiers Investment Group #1	0.001976	11,133,603	22,000
Tangiers Investment Group #2	0.001716	11,655,012	20,000
Tangiers Investment Group #3	0.001612	9,821,884	15,833
Union Capital #1	0.000806	3,132,122	2,524
Bluestem #1	0.000660	15,151,515	10,000
Bluestem #2	0.000660	33,681,818	22,230
GHS Investments #1	0.000780	25,844,000	20,158

Common Stock issued for Services

Gannon Giguiere

On February 2, 2015, we entered into Amendment No. 2 to the November 21, 2012 Employment Services Agreement, as amended on March 10, 2014, between us and Gannon Giguiere, our Director and former CEO. The amendment reduced the CEO’s base annual salary from $180,000 to $1, clarified the provision under which we can issue bonuses to the CEO, and provided for the issuance of 5,000,000 shares of our common stock (which were granted piggyback registration rights) and 2,000,000 stock options which have a ten-year term and are exercisable for the purchase of 2,000,000 shares of our common stock at a price of $0.10 per share. The stock options vest monthly and ratably over the 36-month period commencing upon issuance. The fair value of the 5,000,000 shares of common stock issued was $0.12 per share ($599,500). During the nine months ended September 30, 2015, the Company recorded stock-based compensation of $599,500 in connection with the issuance of these shares.

On February 2, 2015, $351,000 in accrued salary due to Gannon Giguiere, was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 5,014,286 shares of common stock which were granted piggyback registration rights. The fair value of the common stock issued was $0.12 per share ($601,213). The Company recorded the difference between the accrued salary and the fair value of the shares issued of $250,213 as stock-based compensation during the nine months ended September 30, 2015.

On February 2, 2015, an aggregate of $160,550 of related party notes payable and $431 of interest was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 2,299,729 shares of common stock to Mr. Giguiere. Piggyback registration rights apply to these shares. The fair value of the common stock issued was $0.12 per share ($275,738). The Company recorded the difference between the related notes payable and accrued interest and the fair value of the shares issued of $114,757 as stock-based compensation during the nine months ended September 30, 2015.

Alan Johnson

On February 2, 2015, we entered into Amendment No. 2 to the November 21, 2012 Employment Services Agreement, as amended on March 10, 2014, between us and Alan Johnson, our Chief Corporate Development Officer. The amendment reduced Mr. Johnson’s base annual salary from $180,000 to $1, clarified the provision under which we can issue bonuses to Mr. Johnson, and provided for the issuance of 2,000,000 shares of our common stock (which were granted piggyback registration rights) and 1,000,000 stock options to Mr. Johnson upon execution of the amendment. The stock options were issued under our 2015 Equity Incentive Plan as non-statutory stock options. The stock options have a ten-year term and are exercisable for the purchase of 1,000,000 shares of our common stock at a price of $0.10 per share. The stock options vest monthly and ratably over the 36-month period commencing upon issuance. The fair value of the 2,000,000 shares of common stock issued was $0.12 per share ($239,800). During the nine months ended September 30, 2015, the Company recorded stock-based compensation of $239,800 in connection with the issuance of these shares.

On February 2, 2015, $339,750 in accrued salary due to Alan Johnson was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 4,853,571 shares of common stock to Mr. Johnson. Piggyback registration rights apply to these shares. The fair value of the common stock issued was $0.12 per share ($581,943). The Company recorded the difference between the accrued salary and the fair value of the shares issued of $242,193 as stock-based compensation during the nine months ended September 30, 2015.

On February 2, 2015, an aggregate of $159,842 of related party notes payable and $1,139 of interest was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 2,299,729 shares of common stock to Mr. Johnson. Piggyback registration rights apply to these shares. The fair value of the common stock issued was $0.12 per share ($275,738). The Company recorded the difference between the related notes payable and accrued interest and the fair value of the shares issued of $114,757 as stock-based compensation during the nine months ended September 30, 2015.

Mike Rountree

On February 2, 2015, we entered into Amendment No. 1 to the March 10, 2014 Employment Services agreement between us and Michael Rountree, our Chief Financial Officer and Treasurer. The Amendment reduced Mr. Rountree’s base annual salary from $180,000 to $1, clarified the provision under which we can issue bonuses to Mr. Rountree and provided for the issuance of 2,000,000 shares of our common stock (which were granted piggyback registration rights) and 1,000,000 stock options to Mr. Rountree upon execution of the amendment. The stock options were issued under our 2015 Equity Incentive Plan as non-statutory stock options. The stock options have a ten-year term and are exercisable for the purchase of 1,000,000 shares of our common stock at a price of $0.10 per share. The stock options vest monthly and ratably over the 36 month period commencing upon issuance. The fair value of the 2,000,000 shares of common stock issued was $0.12 per share ($239,800). During the nine months ended September 30, 2015, the Company recorded stock-based compensation of $239,800 in connection with the issuance of these shares.

On February 2, 2015, $227,435 in accrued salary due to Michael Rountree, our Treasurer and Chief Financial Officer, was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 3,249,071 shares of common stock to Mr. Rountree. Piggyback registration rights apply to these shares. The fair value of the common stock issued was $0.12 per share ($389,564). The Company recorded the difference between the accrued salary and the fair value of the shares issued of $162,129 as stock-based compensation during the nine months ended September 30, 2015.

On February 2, 2015, an aggregate of $40,000 of related party notes payable and $143 of interest was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 573,471 shares of common stock to Mr. Rountree. Piggyback registration rights apply to these shares. The fair value of the common stock issued was $0.12 per share ($68,759). The Company recorded the difference between the related notes payable and accrued interest and the fair value of the shares issued of $28,616 as stock-based compensation during the nine months ended September 30, 2015.

Other issuances of common stock for services

The Company issued 3,400,000 shares of common stock in aggregate for consulting services during the nine months ended September 30, 2015 and recorded stock-based compensation of $399,300 based on the grant date fair value of the common shares issued.

The Company issued 8,000,000 shares for services provided to the Company from two entities and recorded consulting fees of $128,000 based on the grant date fair value of the common shares issued.

Series A Preferred Stock issued for services

On June 3, 2015, the Company issued 1,000,000 shares of the Company’s Series A preferred stock to a Director of the Company for services. Each share of Series A preferred stock shall have 1,000 votes on the election of their directors and for all other purposes. The Series A preferred stock is not convertible to common stock and has no dividend rights or liquidation preference. The Company obtained a third party valuation of the preferred stock and recorded stock-based compensation of $920,800 during the nine months ended September 30, 2015.

On September 26, 2015, the Company issued 4,000,000 shares of the Company’s Series A Preferred Stock to the President of the Company for services. Each share of Series A preferred stock shall have 1,000 votes on the election of their directors and for all other purposes. The Series A preferred stock is not convertible to common stock and has no dividend rights or liquidation preference. The Company obtained a third party valuation of the preferred stock and recorded stock-based compensation of $317,100 during the nine months ended September 30, 2015.

2015 Equity Incentive Plan

On February 2, 2015, our board of directors approved our 2015 Equity Incentive Plan. Our shareholders have yet to approve the 2015 Equity Incentive Plan and unless they do so prior to February 2, 2016, we will not be able to issue incentive stock options under the 2015 Equity Incentive Plan. A total of 11,000,000 shares of our common stock are reserved for issuance under the 2015 Plan. If an incentive award granted under the 2015 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2015 Plan. Shares issued under the 2015 Plan through the settlement, assumption or substitution of outstanding awards or obligations to grant future awards as a condition of acquiring another entity are not expected to reduce the maximum number of shares available under the 2015 Plan. In addition, the number of shares of common stock subject to the 2015 Plan and the number of shares and terms of any incentive award are subject to adjustment in the event of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

The compensation committee of the Board, or the Board in the absence of such a committee, will administer the 2015 Plan and grants made thereunder. Subject to the terms of the 2015 Plan, the compensation committee has complete authority and discretion to determine the terms of awards under the 2015 Plan. Any officer or other employee of the Company or its affiliates, or an individual that the Company or an affiliate has engaged to become an officer or employee, or a consultant or advisor who provides services to the Company or its affiliates, including a non-employee director of the Board, is eligible to receive awards under the 2015 Plan.

Our Board of Directors or if then in place, the compensation committee of our Board of Directors, may amend, suspend or terminate the 2015 Plan without stockholder approval or ratification at any time or from time to time. No change may be made that increases the total number of shares of our common stock reserved for issuance under the 2015 Plan or reduces the minimum exercise price for options or exchange of options for other incentive awards. Unless sooner terminated, the 2015 Plan terminates ten years after the date on which it was adopted.

Stock Option Awards

On February 2, 2015, ten-year non-statutory stock options to purchase an aggregate of 6,950,000 shares of our common stock, vesting monthly and ratably over the 36 month period commencing upon issuance on the first day of each month during the vesting period with an initial vesting date of March 1, 2015 and a final vesting date of February 1, 2018 and an exercise price of $0.10 per share were issued under the 2015 Equity Incentive Plan to our employees. The options have a 10-year term. The stock price on the grant date was $0.03 per share. As a result, the intrinsic value for these options on the grant date was $0. The fair value of these options was $816,037 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.68%, (2) term of 10 years, (3) expected stock volatility of 176%, and (4) expected dividend rate of 0%.

A summary of stock option activity is presented below:

	Number of Shares	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	2,583,744	$0.81		$-
Granted	6,950,000	$0.10
Forfeited/Cancelled/Expired	(551,947)	$0.41
Outstanding at September 30, 2015	8,981,797	$0.28	8.98	$-
Exercisable at September 30, 2015	3,159,218	$0.44	8.55	$-

During the nine months ended September 30, 2015 and 2014, the Company recognized stock-based compensation expense of $1,177,752 and $2,626,715, respectively, related to stock options. As of September 30, 2015, there was $863,633 of total unrecognized compensation cost related to non-vested stock options.

Warrant Awards

On May 19, 2015, the Company issued warrants to a third party to purchase 250,000 shares of its common stock granted with an exercise price of $0.1083 per share. The stock price on the grant date was $0.11 per share. As a result, the intrinsic value for these warrants on the grant date was $0. The fair value of these warrants was approximately $23,284 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.01%, (2) term of 3 years, (3) expected stock volatility of 163.47%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

In March 2015, the Company issued 500,000 shares of common stock and 500,000 warrants to an investor for cash proceeds of $25,000. The warrants have a 10-year term and have an exercise price of $0.10 per share. The stock price on the grant date was $0.06 per share. As a result, the intrinsic value for these warrants on the grant date was $0. The fair value of these warrants was $29,000 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.98%, (2) term of 10 years, (3) expected stock volatility of 147%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

In February 2015, the 7 members of our Advisory Board were each issued a ten-year warrant to purchase 100,000 shares of our common stock at an exercise price of $0.10 per share resulting in the issuance of an aggregate of 700,000 warrants. The stock price on the grant date was $0.12 per share. As a result, the aggregate intrinsic value for these warrants on the grant date was $1,400. The fair value of these warrants was $82,650 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.68%, (2) term of 10 years, (3) expected stock volatility of 148%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

In February 2015, 11 advisors/consultants were each issued a ten-year warrant to purchase 100,000 shares of our common stock at an exercise price of $0.10 per share resulting in the issuance of an aggregate of 1,100,000 warrants. The stock price on the grant date was $0.12 per share. As a result, the aggregate intrinsic value for these warrants on the grant date was $2,200. The fair value of these warrants was $129,880 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.68%, (2) term of 10 years, (3) expected stock volatility of 148%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

In January 2015, a lender (FireRock) was issued 500,000 warrants in connection with the issuance of a convertible note agreement. The warrants have a 5-year term and have an exercise price of $0.10 per share. The stock price on the grant date was $0.10 per share. As a result, the intrinsic value for these warrants on the grant date was $0. The fair value of these warrants was $38,774 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 1.29%, (2) term of 5 years, (3) expected stock volatility of 107%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

On September 1, 2015,  the Company issued 1,000,000 warrants to Mike Hogue. The warrants have a 10-year term and have an exercise price of $0.001 per share.  The stock price on the grant date was $0.002 per share.

As a result, the intrinsic value for these warrants on the grant date was $1,000. The fair value of these warrants was $1,960 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.17%, (2) term of 5 years, (3) expected stock volatility of 135.63%, and (4) expected dividend rate of 0%. All of the warrants vested immediately.

A summary of warrant activity is presented below:

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	3,760,831	$0.75	-	-
Granted	4,050,000	$0.10	-	-
Warrants issued pursuant to anti-dilution adjustments	53,448,344	$0.48	-	-
Exercised	-	$-	-	-
Expired/Forfeited	(250,000)	$1.00	-	-
Outstanding and exercisable at September 30, 2015	61,009,175	$0.45	7.30	$26,500